Operating income - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€) year	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of operation income [Line Items]
Revenue from contracts with customers, operating	€ 9,516,000,000	€ 9,024,000,000	€ 8,339,000,000
Revenue, operating	€ 9,627,000,000	€ 9,148,000,000	€ 8,515,000,000
Number of main markets of the group | year	5
Percentage of ferrovials group sales in its main five markets over the total sales	91.00%	88.00%	87.00%
Financial income from services provided by the concession operators that apply the financial asset model [Member]
Disclosure of operation income [Line Items]
Revenue, operating	€ 10,000,000	€ 9,000,000	€ 10,000,000